SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Amount
Outstanding at the beginning of the year	129,100
Granted
Forfeited	(2,100)
Outstanding at the end of the year	127,000
Exercisable options at the end of the year	66,589
Options vested and expected to vest at end of year	125,767
Weighted average exercise price
Outstanding at the beginning of the year	$ 9.75
Granted
Forfeited	$ 27
Outstanding at the end of the year	$ 9.76
Exercisable options at the end of the year	$ 10
Options vested and expected to vest at end of year	$ 9.83
Weighted average Remaining contractual term (years)
Outstanding at the end of the year	4 years 7 months 2 days
Exercisable at the end of the year	3 years 10 months 13 days
Options vested and expected to vest at end of year	3 years 9 months 7 days